LONG-TERM LOANS FROM BANKS (Facility Agreement) (Narrative) (Details) (Facility Agreement [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Debt Instrument [Line Items]
Outstanding principal	$ 101,000
Letters of credit outstanding amount	3,300
Number of installment payments	6
LIBOR [Member]
Debt Instrument [Line Items]
Basis spread over variable interest rate	3.90%
2015 [Member] | Israeli Banks [Member]
Debt Instrument [Line Items]
Installment payment	10,000
2016 [Member] | Israeli Banks [Member]
Debt Instrument [Line Items]
Installment payment	14,000
2017 [Member] | Israeli Banks [Member]
Debt Instrument [Line Items]
Installment payment	56,000
2018 [Member] | Israeli Banks [Member]
Debt Instrument [Line Items]
Installment payment	$ 21,000